REVENUE - Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net:
Total accounts receivable, net	$ 20,860	$ 27,810	$ 14,965
Technical services
Accounts receivable, net:
Total accounts receivable, net	9,539	18,904	12,436
Professional services
Accounts receivable, net:
Total accounts receivable, net	10,971	8,209	2,142
Other.
Accounts receivable, net:
Total accounts receivable, net	$ 350	$ 697	$ 387